SEGMENT INFORMATION - Reportable Segments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
SEGMENT INFORMATION
Operating revenue	$ 2,270	$ 2,417	$ 4,520	$ 4,698
Adjusted EBITDA	857	931	1,711	1,792
Capital expenditures excluding licenses	402	332	757	596
Reportable segments
SEGMENT INFORMATION
Operating revenue	2,270	2,417	4,520	4,698
Mobile | Reportable segments
SEGMENT INFORMATION
Operating revenue	2,089	2,218	4,151	4,305
Fixed | Reportable segments
SEGMENT INFORMATION
Operating revenue	181	199	369	393
Russia
SEGMENT INFORMATION
Operating revenue	1,168	1,188	2,330	2,278
Adjusted EBITDA	441	471	884	880
Capital expenditures excluding licenses	215	138	373	252
Russia | Reportable segments
SEGMENT INFORMATION
Operating revenue	1,174	1,197	2,340	2,294
Russia | Inter-segment
SEGMENT INFORMATION
Operating revenue	(6)	(9)	(10)	(16)
Russia | Mobile | Reportable segments
SEGMENT INFORMATION
Operating revenue	1,029	1,023	2,039	1,955
Russia | Fixed | Reportable segments
SEGMENT INFORMATION
Operating revenue	145	174	301	339
Pakistan
SEGMENT INFORMATION
Operating revenue	362	385	729	755
Adjusted EBITDA	174	167	349	321
Capital expenditures excluding licenses	57	64	123	99
Pakistan | Reportable segments
SEGMENT INFORMATION
Operating revenue	363	385	731	755
Pakistan | Inter-segment
SEGMENT INFORMATION
Operating revenue	(1)		(2)
Pakistan | Mobile | Reportable segments
SEGMENT INFORMATION
Operating revenue	363	385	731	755
Algeria
SEGMENT INFORMATION
Operating revenue	199	231	400	463
Adjusted EBITDA	87	105	178	219
Capital expenditures excluding licenses	28	29	42	55
Algeria | Reportable segments
SEGMENT INFORMATION
Operating revenue	199	231	402	463
Algeria | Inter-segment
SEGMENT INFORMATION
Operating revenue			(2)
Algeria | Mobile | Reportable segments
SEGMENT INFORMATION
Operating revenue	199	231	402	463
Bangladesh
SEGMENT INFORMATION
Operating revenue	131	148	260	299
Adjusted EBITDA	44	61	91	130
Capital expenditures excluding licenses	21	17	76	27
Bangladesh | Reportable segments
SEGMENT INFORMATION
Operating revenue	131	148	260	299
Bangladesh | Mobile | Reportable segments
SEGMENT INFORMATION
Operating revenue	131	148	260	299
Ukraine
SEGMENT INFORMATION
Operating revenue	167	148	318	286
Adjusted EBITDA	95	87	184	164
Capital expenditures excluding licenses	35	27	61	54
Ukraine | Reportable segments
SEGMENT INFORMATION
Operating revenue	173	154	329	297
Ukraine | Inter-segment
SEGMENT INFORMATION
Operating revenue	(6)	(6)	(11)	(11)
Ukraine | Mobile | Reportable segments
SEGMENT INFORMATION
Operating revenue	162	144	306	276
Ukraine | Fixed | Reportable segments
SEGMENT INFORMATION
Operating revenue	11	10	23	21
Uzbekistan
SEGMENT INFORMATION
Operating revenue	79	152	155	305
Adjusted EBITDA	34	83	68	162
Capital expenditures excluding licenses	17	16	26	38
Uzbekistan | Reportable segments
SEGMENT INFORMATION
Operating revenue	79	153	155	306
Uzbekistan | Inter-segment
SEGMENT INFORMATION
Operating revenue		(1)		(1)
Uzbekistan | Mobile | Reportable segments
SEGMENT INFORMATION
Operating revenue	78	152	154	304
Uzbekistan | Fixed | Reportable segments
SEGMENT INFORMATION
Operating revenue	1	1	1	2
HQ
SEGMENT INFORMATION
Adjusted EBITDA	(54)	(94)	(134)	(170)
Capital expenditures excluding licenses	4	8	7	17
All others
SEGMENT INFORMATION
Operating revenue	164	165	328	312
Adjusted EBITDA	36	51	91	86
Capital expenditures excluding licenses	25	33	49	54
All others | Reportable segments
SEGMENT INFORMATION
Operating revenue	151	149	303	284
All others | Inter-segment
SEGMENT INFORMATION
Operating revenue	13	16	25	28
All others | Mobile | Reportable segments
SEGMENT INFORMATION
Operating revenue	127	135	259	253
All others | Fixed | Reportable segments
SEGMENT INFORMATION
Operating revenue	$ 24	$ 14	$ 44	$ 31